Investment Risks - Innovator Premium Income 20 Barrier ETF - October	Oct. 31, 2025
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
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Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Defined Outcome Strategy Risk [Member]
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Defined Outcome Strategy Risk.    The Fund employs an income-oriented “defined outcome strategy”, and is therefore subject to certain unique risks, which are detailed below.

Barrier Risk.    The Fund establishes the Barrier based on the performance of the U.S. Equity Index over the duration of the Outcome Period, calculated from the commencement of the Outcome Period to its conclusion. The Fund begins to experience the entirety of the losses of the U.S. Equity Index if such losses breach the Barrier, through the Initial Breach Losses or Full Breach Losses, as applicable. To the extent the U.S. Equity Index decreases in value by 20% or less at the end of the Outcome Period, investors are not expected to experience the losses of the U.S. Equity Index. There is no guarantee that the Fund will be successful in its strategy to implement the Barrier and if the operationality of the Barrier fails, investors could experience losses of the U.S. Equity Index irrespective of the sought-after Barrier. Further, while the Fund subjects shareholders to Initial Breach Losses on an accelerated basis from 0% to 21% if the U.S. Equity Index experiences losses of between 20% to 21% and Full Breach Losses thereafter, such returns are not guaranteed, and if the FLEX Options fail to perform as expected, an investor could experience additional losses. A shareholder may lose its entire investment, prior to consideration of any Defined Distributions paid by the Fund. The effect of the Barrier is measured only at the end of the Outcome Period, regardless of whether the U.S. Equity Index has experienced losses that exceed the Barrier at any point during the Outcome Period. Although the effect of the Barrier is only measured at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the U.S. Equity Index. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the U.S. Equity Index’s relative position to the Barrier. In the event an investor purchases Shares after the commencement of the Outcome Period or sells Shares prior to the expiration of the Outcome Period, the Barrier that the Fund seeks to provide may be less or not available at all. In addition, the operationality of the Barrier is such that the Fund may experience dramatic changes in value of its NAV at the end of the Outcome Period, even if the changes in the U.S. Equity Index are minimal. If the U.S. Equity Index’s value is at or near the Barrier at the end of the Outcome Period, small changes in the value of the U.S. Equity Index could result in dramatic changes in the value of the FLEX Options and therefore the Fund’s NAV. Investors should understand these risks before investing in the Fund.

Defined Distribution Rate Risk.    The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate that is set at the commencement of each Outcome Period, subject to Initial Breach Losses or Full Breach Losses, as applicable, if losses of the U.S. Equity Index exceeds the Barrier. The Defined Distribution Rate is comprised of the income generated by the Fund’s investments in U.S. Treasuries (which is not guaranteed) and the premiums generated from the Fund’s FLEX Options positions. While the Fund is designed to produce a high level of income through the Defined Distribution Rate, the Fund may underperform the returns experienced by other funds. Any positive returns that Fund shareholders receive for an Outcome Period are entirely dependent on the Defined Distribution Rate. The Fund does not experience any of the price return increases of the U.S. Equity Index (relative to the initial value of the U.S. Equity Index at the commencement of the Outcome Period) despite being subject to all of the downside losses of the U.S. Equity Index after such losses exceed the Barrier. Therefore, the Fund’s positive returns, if any, are entirely the result of the Defined Distribution Rate as Fund will not experience any positive price returns of the U.S. Equity Index, if any, and the Fund would underperform the U.S. Equity Index to the extent there are any price return gains (that exceed the Defined Distribution Rate). While the Fund seeks to provide the Defined Distribution Rate, it is not guaranteed that it will be successful in doing so. The Fund seeks to provide shareholders with Defined Distributions based upon the Defined Distribution Rate. The amount of the Defined Distributions is dependent upon the income received from the U.S. Treasuries, which is not guaranteed, and the premiums generated by the Fund’s FLEX Options positions, each of which is dependent upon market conditions. If the U.S. Treasuries fail to pay income or pay less income than anticipated, the Defined Distribution Rate will not be obtained, and a Fund Distribution will be less than anticipated. Outcome Periods with lower interest rates paid on U.S. Treasuries will result in lower Defined Distribution Rates for the Fund. The Defined Distribution Rate is expected to change from one Outcome Period to the next.

Outcome Period Risk.    The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held for the entirety of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

Upside Participation Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with the Defined Distribution Rate over the course of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. The Fund does not participate in the upside price returns of the U.S. Equity Index and may underperform the U.S. Equity Index and other funds.

Defined Distribution Rate Change Risk.    A new Defined Distribution Rate is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the Defined Distribution Rate may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

U.S. Treasury Security Risk [Member]
Prospectus [Line Items]
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U.S. Treasury Security Risk.    The Fund invests in U.S. Treasuries, which are government debt instruments issued by the U.S. Department of Treasury and are backed by the full faith and credit of the United States government. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasuries trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. As a result, the market value of the U.S. Treasuries held by the Fund are expected to fluctuate intra-Outcome Period, which will result in corresponding changes to the Fund’s NAV during the Outcome Period. U.S. Treasuries may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasuries to decline. U.S. Treasuries are subject to interest rate risk, but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities, including the Fund’s U.S. Treasuries, are generally lower than the yields available from other debt securities.

Derivatives Risk [Member]
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Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, funds, interest rates or indexes. The Fund’s investments in derivatives, specifically options contracts, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As the Fund enters into derivatives transactions, pursuant to Rule 18f-4 under the 1940 Act (“Rule 18f-4”), the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes, including the Barrier and Defined Distributions.

FLEX Options Risk.    The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from its FLEX Option positions and the FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date to the extent the U.S. Equity Index’s price return has dropped below the Barrier. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the U.S. Equity Index. Depending on the value of the U.S. Equity Index at this time and its proximity to the Barrier, the price movements of the FLEX Options at the end of the Outcome Period may be severe and more than, or in the opposite direction of, corresponding moves of the U.S. Equity Index. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the U.S. Equity Index’s price return on a day-to-day basis (although they generally are expected to move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the U.S. Equity Index’s price return, changes in interest rates, changes in the actual and implied volatility of the U.S. Equity Index, the Barrier and the remaining time to until the FLEX Options expire.

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. The Fund has taken the necessary steps to comply with the requirements of Rule 18f-4 under the 1940 Act (“Rule 18f-4”) in its usage of FLEX Options. The Fund has adopted and implements a derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager who is responsible for administrating the derivatives risk management program, complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding its derivatives activities. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

Clearing Member Default Risk [Member]
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Clearing Member Default Risk.    Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk [Member]
Prospectus [Line Items]
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Counterparty Risk.    Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

U.S. Equity Index Risk [Member]
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U.S. Equity Index Risk.    Because the Fund is subject to the downside price returns of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier, the Fund is subject to the associated risks of the U.S. Equity Index. As such, the Fund may be subject to the following risks as a result of its exposure to the U.S. Equity Index through its usage of FLEX Options:

Equity Securities Risk.    The U.S. Equity Index tracks the performance of equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the U.S. Equity Index. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the U.S. Equity Index invests in.

Information Technology Companies Risk.    The U.S. Equity Index is composed significantly of information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk.    The U.S. Equity Index tracks the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Correlation Risk [Member]
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Correlation Risk.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date, if the value of the U.S. Equity Index has decreased below the Barrier. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the U.S. Equity Index. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the U.S. Equity Index. Further, small changes in the value of the U.S. Equity Index at the end of the Outcome Period can result in dramatic changes in the Fund’s NAV. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the U.S. Equity Index, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the U.S. Equity Index on a day-to-day basis due to these factors (although they are expected to generally move in the same direction).

Investment Objective Risk [Member]
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Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy; (iv) adverse tax law changes or interpretations affecting the treatment of FLEX Options; and (v) a default event of the U.S. government on its debt obligations.

Cyber Security Risk [Member]
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Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Liquidity Risk [Member]
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Liquidity Risk.    In the event that trading in the underlying FLEX Options and/or U.S. Treasuries is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk [Member]
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Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Risk [Member]
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Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. The value of Shares may also decline as a result of market conditions. Factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of Shares. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Risks Associated with ETFs [Member]
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Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread (the difference between the price that someone is willing to pay for Shares at a specific point in time versus the price at which someone is willing to sell) on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Defined Distribution Rate and Barrier, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its investment adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk.    Shares trade on the Exchange at market prices rather than their NAV. The market price of Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above (a premium) or below (a discount) the Fund’s NAV. Differences in market prices of Shares and the NAV per Share may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate, and in some cases deviate significantly, from the Fund’s NAV and the bid/ask spread on Shares may widen.

Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Tax Risk [Member]
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Tax Risk.    The Fund has elected to be treated and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. In order to be treated as a RIC, the Fund must meet certain income, diversification and distribution tests. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. The federal income tax treatment of certain aspects of the proposed operations of the Fund is not entirely clear, which could impact the Fund’s ability to qualify as a RIC. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. The Fund’s investments in offsetting positions with respect to the U.S. Equity Index may affect the character of gains or losses realized by the

Fund under the Code’s “straddle” rules and may increase any short-term capital gains realized by the Fund. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. If the income is not qualifying income or the referenced asset is not appropriately treated as the issuer of the FLEX Options, the Fund could lose its own status as a RIC. To maintain its status as a RIC, the Fund must distribute, on an annual basis, at least 90% of its investment company taxable income for each taxable year. In addition, to avoid a non-deductible excise tax, the Fund must distribute on a calendar year basis 98% of its ordinary taxable income and 98.2% of its capital gain net income for each taxable year (plus 100% of any undistributed amounts for prior years). Separately, depending upon the circumstances, sales of its portfolio investments (including FLEX Options) to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its target outcome. With respect to the RIC diversification test, identifying the issuer can depend on the terms and conditions of a given investment. There is no published Internal Revenue Service guidance or only limited case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. The FLEX Options included in the portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. The Fund does not believe that the positions held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. In addition, depending on the time during an Outcome Period at which a shareholder purchases Shares and the performance of the Fund’s assets, all or a portion of a Defined Distribution may be characterized as ordinary income, return of capital or capital gain when received by the shareholder. Such characterization will impact the tax consequences to the shareholder of the Defined Distribution and shareholders should understand the tax consequences of each characterization before investing in the Fund. In addition, the Fund’s NAV at the end of an Outcome Period will be decreased by the amount of any distribution that is characterized as capital gain.

Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.